September 16, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Summary Prospectuses and Statutory Prospectus

dated September 30, 2015, as supplemented

Effective on or about the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC will assume the day-to-day management of the Funds’ portfolios. Accordingly, as of such dates, all references to TDAM as the “Sub-Adviser” for the Funds will be hereby removed from each Fund’s Summary Prospectus and Statutory Prospectus.

Termination Dates (end of day)	Name
October 18, 2016

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 16, 2016

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

December 8, 2016	Deutsche X-trackers MSCI EAFE Hedged Equity ETF Deutsche X-trackers MSCI Japan Hedged Equity ETF Deutsche X-trackers MSCI Europe Hedged Equity ETF

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the section of each Fund’s Summary Prospectus and Statutory Prospectus under the heading “Management—Portfolio Managers” is hereby deleted and replaced with the following:

Bryan Richards, Patrick Dwyer, Navid Sohrabi and Charlotte Cipolletti are portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Each portfolio manager functions as a member of a portfolio management team. Messrs. Richards, Dwyer and Sohrabi and Ms. Cipolletti have been portfolio managers of the Fund since 2016.

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the section of the Prospectus under the heading “Fund Details—Management—Portfolio Managers is hereby deleted and replaced with the following:

Bryan Richards, Patrick Dwyer, Navid Sohrabi and Charlotte Cipolletti (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. Richards is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Prior to his current role, Mr. Richards served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York. At Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. He is currently responsible for the DBX Advisors managed ETFs as well as oversight of DBX sub-advised funds. Mr. Richards earned a BS in Finance from Boston College in 2000 and is a CFA Charterholder.

Mr. Dwyer is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2016. Prior to his current role, Mr. Dwyer was the head of Northern Trust’s Equity Index, ETF and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Mr. Dwyer has a broad range of experience managing developed, emerging, and frontier index mandates, and currency and future overlay portfolios. Prior to joining Northern Trust in 2003, Mr. Dwyer participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups. Mr. Dwyer received a BS in Finance from Rutgers University in 2001.

Mr. Sohrabi is a Vice President with Deutsche Asset Management and has served as a Portfolio Manager and quantitative multi-asset strategist in the Passive Asset Management business since 2015. Prior to joining Deutsche Bank, Mr. Sohrabi served as a derivatives trader for several institutional asset managers and commodity trading advisors where he developed and managed systematic risk and trading strategies in equities, options, fx and futures. Mr. Sohrabi earned a BA in neurobiology from the University of California, Berkley, and a Masters of Financial Engineering from the Anderson School of Management at the University of California, Los Angeles and is a CFA charterholder.

Ms. Cipolletti is an Analyst with Deutsche Asset Management. She joined Deutsche Bank through Deutsche Bank’s graduate program and has served as a Junior Portfolio Manager in the Passive Asset Management business since 2015. Prior to joining Deutsche Bank, she served internships at Deutsche Asset Management, Deutsche Wealth Management, Private Banking and National Financial Partners. Ms. Cipolletti earned a BA in sustainable development with a focus in economics from Columbia University.

Please retain this supplement for future reference.

September 16, 2016

DBX ETF TRUST

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Statement of Additional Information

dated September 30, 2015, as supplemented

Effective on or about the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, DBX Advisors LLC will assume the day-to-day management of the Funds’ portfolios. Accordingly, as of such dates, all references to TDAM as the “Sub-Adviser” for the Funds will be hereby removed from the Funds’ Statement of Additional Information.

Termination Dates (end of day)	Name
October 18, 2016

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 16, 2016

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

December 8, 2016	Deutsche X-trackers MSCI EAFE Hedged Equity ETF Deutsche X-trackers MSCI Japan Hedged Equity ETF Deutsche X-trackers MSCI Europe Hedged Equity ETF

Effective on or about the dates listed above with respect to each applicable Fund, the information contained in the first four paragraphs of the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers” is hereby deleted and replaced with the following:

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Mr. Richards is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Prior to his current role, Mr. Richards served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York. At Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. He is currently responsible for the DBX Advisors managed ETFs as well as oversight of DBX sub-advised funds. Mr. Richards earned a BS in Finance from Boston College in 2000 and is a CFA Charterholder.

Mr. Dwyer is a Director with Deutsche Asset Management and has served as a Portfolio Manager in the Passive Asset Management business since 2016. Prior to his current role, Mr. Dwyer was the head of Northern Trust’s Equity Index, ETF and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Mr. Dwyer has a broad range of experience managing developed, emerging, and frontier index mandates, and currency and future overlay portfolios. Prior to joining Northern Trust in 2003, Mr. Dwyer participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups. Mr. Dwyer received a BS in Finance from Rutgers University in 2001.

Mr. Sohrabi is a Vice President with Deutsche Asset Management and has served as a Portfolio Manager and quantitative multi-asset strategist in the Passive Asset Management business since 2015. Prior to joining Deutsche Bank, Mr. Sohrabi served as a derivatives trader for several institutional asset managers and commodity trading advisors where he developed and managed systematic risk and trading strategies in equities, options, fx and futures. Mr. Sohrabi earned a BA in neurobiology from the University of California, Berkley, and a Masters of Financial Engineering from the Anderson School of Management at the University of California, Los Angeles and is a CFA charterholder.

Ms. Cipolletti is an Analyst with Deutsche Asset Management. She joined Deutsche Bank through Deutsche Bank’s graduate program and has served as a Junior Portfolio Manager in the Passive Asset Management business since 2015. Prior to joining Deutsche Bank, she served internships at Deutsche Asset Management, Deutsche Wealth Management, Private Banking and National Financial Partners. Ms. Cipolletti earned a BA in sustainable development with a focus in economics from Columbia University.

Effective on or about the dates listed above with respect to each applicable Fund, the following information replaces the information contained in the section entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services – Portfolio Managers – Certain Portfolio Manager Information:”

The tables below show the number of other accounts managed by each Portfolio Manager and the total assets in the accounts, as of August 25, 2016, in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Richards:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Dwyer:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Mr. Sohrabi:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Ms. Cipolletti:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Supervised	6	0	1
Number of Accounts Supervised with Performance-Based Fees	0	0	0
Assets Supervised (assets in millions)	$36	$0	$8
Assets Supervised with Performance-Based Fees	$0	$0	$0

Please retain this supplement for future reference.